SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Depreciation	$ 1,208	$ 2,202	$ 2,654
Equipment and furniture
Property, Plant and Equipment
Useful lives	5 years
Computers and software | Minimum
Property, Plant and Equipment
Useful lives	2 years
Computers and software | Maximum
Property, Plant and Equipment
Useful lives	3 years
Automobiles
Property, Plant and Equipment
Useful lives	5 years